UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F




Report for the Calendar Year or Quarter Ended:

FORM 13F COVER PAGE

    September 30, 2012


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: Address:

 Vantage Invesment Partners, LLC
  8500 Shawnee Mission Parkway
 Suite 120
  Merriam, KS 66202


Form 13F File Number:  28-  14607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name: Title: Phone:

John G. Woolway 	 President
913.895.0435


Signature, Place, and Date of Signing:

012





[ x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.   (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.] Form 13F File Number Name
28-
[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:

Form 13F Information Table Entry Total:

 	0

 	41



Form 13F Information Table Value Total:

198912
(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column
headings and list entries.] No.	Form 13F File Number	Name


NONE


28-


[Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                                           88579Y101     1668 18047.00 SH       Sole                 18047.00
ABBOTT LABS                                     002824100     1608 23453.00 SH       Sole                 23453.00
AT&T CORP                                       00206R102     1992 52835.00 SH       Sole                 52835.00
Bank of America Corporation                     060505104      155 17552.00 SH       Sole                 17552.00
CAPITOL FED FINL INC                            14057J101     2511 210000.0 SH       Sole                 210000.0
CENTURYLINK INC                                 156700106     1599 39598.00 SH       Sole                 39598.00
CHEVRONTEXACO CORP                              166764100     1743 14954.00 SH       Sole                 14954.00
Citigroup Inc                                   172967424      265  8100.00 SH       Sole                  8100.00
COCA COLA CO                                    191216100     1722 45404.00 SH       Sole                 45404.00
COLGATE-PALMOLIVE                               194162103     1827 15412.00 SH       Sole                 15412.00
CONOCOPHILLIPS                                  20825C104     1766 28114.00 SH       Sole                 28114.00
DU PONT, E.I. DE NEMOURS & CO                   263534109     1340 26642.00 SH       Sole                 26642.00
DUKE ENERGY CORP                                26441C204     1745 26934.00 SH       Sole                 26934.00
EMERSON ELEC CO                                 291011104     1317 27295.00 SH       Sole                 27295.00
EXXON MOBIL CORP                                30231G102     1083 19719.00 SH       Sole                 19719.00
FORD MTR CO                                     345370860   100236 10165941 SH       Sole                 10165941
HONEYWELL INTL INC                              438516106     1375 23019.00 SH       Sole                 23019.00
INTEL CORP                                      458140100     1367 60369.00 SH       Sole                 60369.00
INTERNATIONAL BUSINESS MACHINE                  459200101     1736  8368.00 SH       Sole                  8368.00
JOHNSON & JOHNSON                               478160104     1388 20153.00 SH       Sole                 20153.00
KIMBERLY CLARK CORP                             494368103     1295 15102.00 SH       Sole                 15102.00
KRAFT FOODS INC CL A                            50075N104     1426 34500.00 SH       Sole                 34500.00
LILLY, ELI & CO                                 532457108     1838 38769.00 SH       Sole                 38769.00
LOCKHEED MARTIN CORP                            539830109     3183 16748.00 SH       Sole                 16748.00
MCDONALDS CORP                                  580135101     2063 22490.00 SH       Sole                 22490.00
MFA FINANCIAL INC                               55272X102       89 10421.00 SH       Sole                 10421.00
MICROSOFT CORP                                  594918104     1374 46168.00 SH       Sole                 46168.00
O REILLY AUTOMOTIVE INC NEW                     67103H107      669  8000.00 SH       Sole                  8000.00
PEPSICO INC                                     713448108     1614 22808.00 SH       Sole                 22808.00
PROCTER & GAMBLE CO                             742718109     1642 23680.00 SH       Sole                 23680.00
PROPHASE LABS INC                               74345W108      565 437915.0 SH       Sole                 437915.0
TOYOTA MOTOR CORP ADR                           892331307    26332 335388.0 SH       Sole                335388.00
UNITED PARCEL SERVICE INC CL B                  911312106     1537 21478.00 SH       Sole                 21478.00
UNITED TECHNOLOGIES CORP                        913017109     1587 20275.00 SH       Sole                 20275.00
VERIZON COMMUNICATIONS                          92343V104     1933 42427.00 SH       Sole                 42427.00
WAL MART STORES INC                             931142103     1656 22439.00 SH       Sole                 22439.00
Walgreen Co                                     931422109      401 11000.00 SH       Sole                 11000.00
ZIONS BANCORP                                   989701107      485 23487.00 SH       Sole                 23487.00
ALPS ALERIAN MLP                                00162Q866     1762 106348.0 SH       Sole                106348.00
ISHARES TR DJ SEL DIV INX                       464287168    15695 272107.0 SH       Sole                272107.00
VANGUARD HIGH DIVIDEND YIELD I                  921946406     3323 65930.00 SH       Sole                 65930.00